Prepayments and Other Current Assets - Schedule of Prepayments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest receivables		$ 8,189	$ 16,162
Amount due from Shanghai Zhaoyan		2,472
Prepayments	[1]	2,337	3,024
VAT recoverable	[2]	570	1,502
Employee loans and advances	[3]	153	231
Proceeds receivable for employee share option exercises		13	417
Others		856	1,257
Prepayments and other current assets		$ 14,590	$ 22,593

[1]	Prepayments are primarily related to prepayments for services, advertisements and other deposits.
[2]	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
[3]	Employee loans and advances are primarily advances to employees that are business related, or personal loans granted to select qualified employees with interest or a guarantee. The loan balances are expected to be repaid by the employee within one year.